DEBT (Details 16) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
DEBT
2013		$ 899
2014		10
2015		10
2016		10
2017		1,255
Thereafter		5,150
Total	$ 5,690	$ 7,334	$ 5,462